Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 26, 2010	Jun. 27, 2009	Jun. 26, 2010	Jun. 27, 2009
Income Statement [Abstract]
Net revenue	$ 235,417	$ 236,355	$ 457,034	$ 452,163
Cost of sales	138,180	139,630	276,048	271,042
Gross margin	97,237	96,725	180,986	181,121
Selling, general and administrative	77,682	80,473	158,101	153,977
Other expense, net	174	547	3,785	608
Earnings before interest and income taxes	19,381	15,705	19,100	26,536
Interest expense, net	862	910	1,722	1,722
Income before income taxes	18,519	14,795	17,378	24,814
Income tax expense	6,245	5,267	5,874	8,834
Net income	$ 12,274	$ 9,528	$ 11,504	$ 15,980
Basic earnings per share	$ 0.38	$ 0.3	$ 0.36	$ 0.51
Weighted average shares outstanding - basic	31,978,000	31,552,000	31,868,000	31,477,000
Diluted earnings per share	$ 0.38	$ 0.3	$ 0.36	$ 0.5
Weighted average shares outstanding - diluted	32,502,000	32,293,000	32,370,000	32,163,000
Cash dividends declared per share	$ 0.16	$ 0.16	$ 0.32	$ 0.32

Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 26, 2010	Dec. 26, 2009
Current assets:
Cash and cash equivalents	$ 7,015	$ 5,418
Accounts receivable, net of allowances of $1,274 and $972, respectively	92,401	87,172
Inventories	56,209	58,037
Prepaid income taxes	3,466	238
Deferred income taxes	5,701	9,790
Prepaid expenses and other current assets	13,258	18,227
Total current assets	178,050	178,882
Other assets:
Fixed assets, net of accumulated depreciation of $290,454 and $281,191, respectively	220,168	225,981
Goodwill, net	91,464	90,909
Other intangible assets, net	34,798	35,154
Other noncurrent assets	5,807	5,365
Total assets	530,287	536,291
Current liabilities:
Accounts payable	29,738	29,777
Other payables and accrued liabilities	56,007	66,589
Total current liabilities	85,745	96,366
Other libilities:
Long-term debt	116,000	113,000
Deferred income taxes	37,237	35,515
Other noncurrent liabilities	14,470	16,723
Total liabilities	253,452	261,604
Stockholders' equity:
Common stock, 32,409,886 and 32,093,193 shares outstanding, respectively	27,007	26,743
Additional paid-in capital	60,750	60,829
Retained earnings	177,511	176,322
Accumulated other comprehensive income	11,567	10,793
Total stockholders' equity	276,835	274,687
Total liabilities and stockholders' equity	$ 530,287	$ 536,291

Parenthetical Data To Condensed Consolidated Balance Sheets (USD $) In Thousands, except Share data	Jun. 26, 2010	Dec. 26, 2009
Current assets:
Accounts receivable allowance	$ 1,274	$ 972
Other assets:
Accumulated depreciation	$ 290,454	$ 281,191
Stockholders' equity:
Shares outstanding	32,409,886	32,093,193

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 26, 2010	Jun. 27, 2009
Operating activities
Net income	$ 11,504	$ 15,980
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	19,188	17,162
Stock-based compensation expense	3,609	3,512
Provision for doubtful accounts	508	952
Loss on sale of fixed assets	195	189
Impairment of long-lived assets	584	0
Changes in operating assets and liabilities	(12,675)	(17,487)
Net cash provided by operating activities	22,913	20,308
Investing activities
Purchases of fixed assets	(13,220)	(14,592)
Proceeds from sale of fixed and intangible assets	224	462
Proceeds from sale of assets held for sale	1,843	0
Net cash used in investing activities	(11,153)	(14,130)
Financing activities
Dividends paid	(10,314)	(10,158)
Issuances of common stock	1,720	2,158
Repurchases of common stock and net-settlement of restricted stock units	(4,668)	(127)
Net proceeds from existing credit facilities	3,000	5,000
Net cash used in financing activities	(10,262)	(3,127)
Effect of exchange rate changes on cash	99	150
Increase in cash and cash equivalents	1,597	3,201
Cash and cash equivalents at end of period	5,418	807
Cash and cash equivalents at end of period	7,015	4,008
Supplemental information:
Cash paid for income taxes, net of refunds of $22 and $154, respectively	2,885	3,702
Cash paid for interest	$ 1,689	$ 1,818

Parenthetical Data To Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 26, 2010	Jun. 27, 2009
Supplemental information:
Cash refunds for income taxes	$ 22	$ 154

BASIS OF PRESENTATION	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Basis of Presentation
1.	BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements of Lance, Inc. have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  These condensed financial statements should be read in conjunction with the audited financial statements and notes included in our Form 10-K for the year ended December 26, 2009, filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2010.  In our opinion, these condensed consolidated financial statements reflect all adjustments, consisting of only normal, recurring accruals, necessary to present fairly our condensed consolidated financial statements for the interim periods presented herein.  The consolidated results of operations for the quarter and six months ended June 26, 2010, are not necessarily indicative of the results to be expected for the full year.

Preparing financial statements requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosure of contingent assets and liabilities.  Examples include customer returns and promotional activity, allowances for doubtful accounts, inventory valuations, self-insurance reserves, impairment analysis of goodwill and other intangible assets, useful lives and impairment of fixed assets, incentive compensation, and income taxes.  Actual results may differ from our estimates.

Prior year amounts shown in the accompanying condensed consolidated financial statements have been reclassified for consistent presentation.

EARNINGS PER SHARE	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Earnings Per Share
2.	EARNINGS PER SHARE

The following table provides a reconciliation of the common shares used for basic earnings per share and diluted earnings per share:

	Quarter Ended		Six Months Ended
(in thousands)	June 26, 2010	June 27, 2009	June 26, 2010	June 27, 2009

Weighted average number of common shares used for basic earnings per share	31,978	31,552	31,868	31,477
Effect of potential dilutive shares	524	741	502	686
Weighted average number of common shares and potential dilutive shares used for diluted earnings per share	32,502	32,293	32,370	32,163
Anti-dilutive shares excluded from the above reconciliation	733	251	466	251

EQUITY-BASED INCENTIVES	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Equity Based Incentive
3.	EQUITY-BASED INCENTIVES

Compensation expense related to equity-based incentive plans of  $1.8 million and  $1.9 million was recognized for the second quarter of 2010 and 2009, respectively.  Compensation expense related to equity-based incentive plans of  $3.6 million and  $3.5 million was recognized for the six months of 2010 and 2009, respectively.  During the first quarter of 2009, we granted 73,356 restricted shares related to a long-term incentive plan for key employees that were previously accounted for as a liability.  This resulted in an increase in equity and a decrease in accrued liabilities of  $1.6 million during the first quarter of 2009.

During the second quarter of 2010, 300,000 restricted stock units vested, which were originally granted in 2005.  We settled 172,650 of these units as common stock shares and withheld the remaining 127,350 units to cover the payment of  $2.5 million of employee withholding taxes.   Accrued dividends on these restricted stock units of  $0.9 million were settled in cash.

During the first quarter of 2010, we repurchased 56,152 shares of common stock from employees to cover withholding taxes payable by employees upon the vesting of restricted stock.  No repurchases were made during the second quarter of 2010.

INVENTORIES	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Inventories
4.	INVENTORIES

(in thousands)	June 26, 2010	December 26, 2009

Finished goods	$34,388	$33,060
Raw materials	10,064	11,732
Supplies, etc.	17,917	19,081
Total inventories at FIFO cost.	62,369	63,873
Less adjustments to reduce FIFO cost to LIFO cost	(6,160)	(5,836)
Total inventories	$56,209	$58,037

RESTRUCTURING	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Restructuring
5.	RESTRUCTURING

On June 4, 2010, we announced a reduction in our workforce, which resulted in  $3.0 million of pre-tax charges being recognized in the second quarter of 2010.  This included severance expense of approximately  $2.8 million (net of a reduction in accrued vacation of  $0.4 million), and job placement and medical coverage expenses of approximately  $0.2 million.  We recorded  $1.1 million in Cost of sales and  $1.9 million in Selling, general and administrative on the Condensed Consolidated Statement of Income.  We paid  $2.5 million of these expenses during the second quarter, resulting in a remaining liability at June 26, 2010 of  $0.9 million.  The workforce reduction efforts are complete and we expect to settle the outstanding liability in the third quarter of 2010.

EQUITY INVESTMENT	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Equity Investment
6.	EQUITY INVESTMENT

We own a non-controlling equity interest in Late July Snacks LLC (“Late July”), an organic snack food company.  Equity losses, which are not material, are included in Other expense, net.  We also manufacture products for Late July.  Contract manufacturing revenue from Late July was approximately  $1.0 million during both the second quarters of 2010 and 2009, and  $1.8 and  $2.1 during the first six months of 2010 and 2009, respectively.  Accounts receivable due from Late July totaled  $0.5 million at both June 26, 2010 and December 26, 2009.

INCOME TAXES	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Income Taxes
7.	INCOME TAXES

We have recorded gross unrecognized tax benefits as of June 26, 2010 totaling  $0.9 million and related interest and penalties of  $0.3 million in Other noncurrent liabilities on the Condensed Consolidated Balance Sheet.  Of this amount,  $0.9 million would affect the effective tax rate if subsequently recognized.  No taxing authorities’ statutes of limitations related to the computation of our unrecognized tax benefits have expired since the beginning of 2010.  We expect that certain income tax audits will be settled, and additional statutes of limitations will likely expire before the end of 2010 and may result in a potential  $0.8 million reduction in the unrecognized tax benefit amount.  We classify interest and penalties associated with income tax positions within income tax expense.

We have open years for income tax audit purposes in our major taxing jurisdictions according to statutes as follows:

Jurisdiction	Open Years
US federal	2007 and forward
Canada federal	2005 and forward
Ontario provincial	2004 and forward
Massachusetts	2001 and forward
North Carolina	2006 and forward
Iowa	2006 and forward

FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Fair Value Measurements
8.	FAIR VALUE MEASUREMENTS

We have classified assets and liabilities required to be measured at fair value into the fair value hierarchy as set forth below:

Level 1	- quoted prices in active markets for identical assets and liabilities.
Level 2	- observable inputs other than quoted prices for identical assets and liabilities.
Level 3	- unobservable inputs in which there is little or no market data available, which requires us to develop our own assumptions.

We measure our derivative instruments at fair value using Level 2 inputs.  There were no changes among the levels during the first six months of 2010.

The carrying amount of cash and cash equivalents, receivables and accounts payable approximates fair value due to their short-term nature.  The carrying amount of debt approximates fair value since its variable interest rate is based on current market rates and interest payments are made monthly.

During the first quarter of 2010, recent market value declines for commercial real estate resulted in an impairment charge of  $0.6 million related to assets held for sale in Little Rock, Arkansas.  This property was sold in the second quarter of 2010 for net proceeds of  $1.8 million.

DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Derivative Instruments
9.	DERIVATIVE INSTRUMENTS

We are exposed to certain risks relating to our ongoing business operations.  We use derivative instruments to manage interest rate and foreign exchange rate risks.

Interest Rate Swaps
Our variable-rate debt obligations incur interest at floating rates based on changes in the Eurodollar rate, Canadian Bankers’ Acceptance discount rate, Canadian prime rate and U.S. base rate interest.  To manage exposure to changing interest rates, we selectively enter into interest rate swap agreements to maintain a desirable proportion of fixed to variable-rate debt.  The notional amount of interest rate swaps as of both June 26, 2010 and December 26, 2009, was  $65.0 million.

Foreign Currency Forwards
We are exposed to foreign exchange rate fluctuations through the operations of our Canadian subsidiary.  A majority of the revenue of our Canadian operations is denominated in U.S. dollars and a substantial portion of the operations’ costs, such as raw materials and direct labor, are denominated in Canadian dollars.  We have entered into a series of derivative forward contracts to mitigate a portion of this foreign exchange rate exposure.  These contracts have maturities through December 2010.  The notional amount for foreign currency forwards increased from  $7.2 million at December 26, 2009, to  $8.1 million at June 26, 2010.

All of our derivative instruments are accounted for as cash flow hedges.  The effective portion of the change in fair value is included in Accumulated other comprehensive income, net of related tax effects, with the corresponding asset or liability recorded in the Condensed Consolidated Balance Sheets.

The pre-tax income/(expense) effect of derivative instruments on the Condensed Consolidated Statements of Income is as follows:
	Quarter Ended		Six Months Ended
(in thousands)	June 26, 2010	June 27, 2009	June 26, 2010	June 27, 2009

Interest rate swaps (included in Interest expense, net)	$(604)	$(588)	$(1,218)	$(1,132)
Foreign currency forwards (included in Net revenue)	467	(479)	1,103	(1,262)
Foreign currency forwards (included in Other expense, net)	(94)	(30)	(102)	(53)
Total net pre-tax expense from derivative instruments	$(231)	$(1,097)	$(217)	$(2,447)
The fair value of derivative instruments in the Condensed Consolidated Balance Sheets using Level 2 inputs is as follows:

	Fair Value of Asset/(Liability) at
(in thousands)	June 26, 2010	December 26, 2009

Interest rate swaps (included in Other noncurrent liabilities)	$(2,865)	$(3,461)
Foreign currency forwards (included in Prepaid expenses and other current assets)	122	839
Total fair value of derivative instruments	$(2,743)	$(2,622)

The change in unrealized pre-tax gains/(losses) included in other comprehensive income due to fluctuations in interest rates and foreign exchange rates were as follows:

	Quarter Ended		Six Months Ended
(in thousands)	June 26, 2010	June 27, 2009	June 26, 2010	June 27, 2009

Interest rate swaps	$340	$623	$596	$585
Foreign currency forwards	(349)	1,610	(717)	2,136
Total change in unrealized pre-tax gains/(losses) from derivative instruments (effective portion)	$(9)	$2,233	$(121)	$2,721

The counterparty risk associated with our derivative instruments in an asset position is considered to be low, because we limit our exposure to strong, creditworthy counterparties.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Commitments and Contingencies
10.	COMMITMENTS AND CONTINGENCIES

Contractual Obligations
In order to mitigate the risks of volatility in commodity markets to which we are exposed, we have entered into forward purchase agreements with certain suppliers based on market prices, forward price projections, and expected usage levels.  Purchase commitments for inventory increased from  $88.2 million as of December 26, 2009, to  $127.4 million as of June 26, 2010, due to varying contractual obligations.  Our practice is to contract at least six months in advance for all major ingredients and packaging.

Customer Concentration
Sales to our largest customer, Wal-Mart Stores, Inc., were 24% and 21% of revenue for both the quarters and six months ended June 26, 2010 and June 27, 2009, respectively.  Accounts receivable at June 26, 2010 and December 26, 2009, included receivables from Wal-Mart Stores, Inc. totaling  $26.1 million and  $22.6 million, respectively.

COMPREHENSIVE INCOME	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Comprehensive Income
11.	COMPREHENSIVE INCOME

Comprehensive income consisted of the following:

	Quarter Ended		Six Months Ended
(in thousands)	June 26, 2010	June 27, 2009	June 26, 2010	June 27, 2009

Net income	$12,274	$9,528	$11,504	$15,980
Foreign currency translation adjustment	(575)	4,216	901	3,327
Net unrealized (loss)/gain on derivatives, net of tax	(31)	1,552	(127)	1,881
Actuarial loss recognized in net income, net of tax	-	(37)	-	(73)
Total comprehensive income	$11,668	$15,259	$12,278	$21,115

SUBSEQUENT EVENTS	6 Months Ended
Jun. 26, 2010
Notes to Financial Statements [Abstract]
Subsequent Event
12.	SUBSEQUENT EVENT

On July 21, 2010, Lance, Inc. (“Lance”) entered into a definitive merger agreement with Snyder’s of Hanover, Inc. (“Snyder’s”), a privately-held company that is currently one of our customers and distributors, providing for a “merger of equals” business combination of Lance and Snyder’s.  The merger agreement provides that, upon the terms and subject to the conditions set forth in the merger agreement, Snyder’s will merge with and into a wholly-owned subsidiary of Lance, and each outstanding share of capital stock of Snyder’s will be converted into the right to receive 108.25 shares of Lance common stock.  The merger is expected to result in Snyder’s stockholders and Lance stockholders holding approximately 50.1% and 49.9%, respectively, of the combined company.  In connection with the merger, Lance will change its name to Snyder’s-Lance, Inc.

Under the terms of the merger agreement, if the merger is completed, Lance stockholders prior to the merger will receive a special cash dividend of  $3.75 per share, and Lance will issue approximately 32.7 million shares to the holders of outstanding common stock of Snyder’s.  The transaction, which is intended to be structured as a tax-free exchange of shares, is expected to close during the fourth quarter of 2010, and is subject to customary closing conditions, including obtaining certain regulatory approvals and approvals from the stockholders of both companies.

The merger agreement contains certain termination rights for both Lance and Snyder’s, including termination rights if the merger is not consummated on or before April 1, 2011 and if the approval of the stockholders of either Lance or Snyder’s is not obtained. The merger agreement further provides that, upon termination of the merger agreement under specified circumstances, including termination of the merger agreement by Lance or Snyder’s as a result of an adverse change in the recommendation of the other party’s board of directors, Lance may be required to pay to Snyder’s, or Snyder’s may be required to pay to Lance, a termination fee of  $25 million.

We are expected to incur significant expenses in connection with the merger.  While we have assumed that a certain level of expenses will be incurred, there are many factors that could affect the total amount or the timing of the expenses, and many of the expenses that will be incurred are, by their nature, difficult to estimate. These expenses could result in the combined company taking significant charges against earnings following the completion of the merger. The amount and timing of such charges are uncertain at the present time.   The merger may result in a “change in control” for purposes of outstanding awards under our equity and incentive plans, which would result in accelerated vesting of all outstanding equity-based awards granted under the our equity and incentive plans and pro rata cash payouts of outstanding annual and long-term incentive awards assuming target performance under such awards.  We incurred  $0.3 million in professional fees associated with the proposed merger during the second quarter of 2010.

Snyder’s is a leader in pretzels and specialty snacks and one of our current customers and distributors.

Document Information	6 Months Ended
Jun. 26, 2010
Document Type	10-Q
Amendment Flag	false
Document Period End Date	2010-06-26

Entity Information (USD $)	6 Months Ended
	Jun. 26, 2010	Jul. 21, 2010	Jun. 27, 2009
Entity Registrant Name	Lance Inc
Entity Central Index Key	0000057528
Current Fiscal Year End Date	--12-25
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 695,629,000
Entity Common Stock Shares Outstanding		32,409,886
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2